GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 13:       GEOGRAPHIC INFORMATION

The following table presents the total revenues for the six months ended June 30, 2018 and 2017, allocated to the geographic areas in which it was generated:

	Six months ended June 30,
	2017	2018
	Unaudited	Unaudited

North America (mainly U.S.)	$105,073	$97,128
Europe	22,036	21,307
Other	4,555	5,267

	$131,664	$123,702

Revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s property and equipment as of December 31, 2017 and June 30, 2018:

	December 31,	June 30,
	2017	2018
	Audited	Unaudited

Israel	$12,229	$11,928
U.S.	4,064	3,560
Europe	1,183	450

	$17,476	$15,938